Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 16,878
Interest	(3,695)
Present value of minimum lease payments	13,183
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	21,523
Interest	(2,166)
Present value of minimum lease payments	19,357
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	20,693
Interest	(542)
Present value of minimum lease payments	20,151
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	42,216
Interest	2,708
Present value of minimum lease payments	39,508
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	59,094
Interest	(6,403)
Present value of minimum lease payments	$ 52,691